Trade current assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Working capital [Abstract]
Disclosure of detailed information about working capital [Text Block]

Million euro	2024	Exchange rate	Consolidation scope changes	Other	2025
Inventories	492	(28)	—	76	540
Short-term trade receivables	1,625	(68)	(54)	257	1,761
Short-term other receivables	602	(14)	(3)	(101)	484
Short-term trade payables	(3,401)	174	14	(415)	(3,627)
Short-term other payables	(502)	10	24	(84)	(553)
TOTAL	(1,182)	75	(19)	(267)	(1,395)

Million euro	2023	Exchange rate	Consolidation scope changes	Other	2024
Inventories	458	13	—	21	492
Short-term trade receivables	1,354	24	1	248	1,625
Short-term other receivables	324	5	—	274	602
Short-term trade payables	(3,227)	(57)	(3)	(115)	(3,401)
Short-term other payables	(419)	(6)	6	(83)	(502)
TOTAL	(1,511)	(21)	4	345	(1,182)